LVU-Q1

Quarterly Report
November 30, 2025
MFS®  Low Volatility
Equity Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 4.5%
CACI International, Inc., “A” (a)	2,849	$1,758,118
Curtiss-Wright Corp.	2,822	1,592,426
General Dynamics Corp.	6,022	2,057,296
Leidos Holdings, Inc.	10,306	1,969,477
Teledyne Technologies, Inc. (a)	16,402	8,193,127
		$15,570,444
Biotechnology – 0.6%
Biogen, Inc. (a)	10,801	$1,966,754
Broadcasting – 0.8%
Omnicom Group, Inc.	36,970	$2,647,791
Brokerage & Asset Managers – 0.8%
Cboe Global Markets, Inc.	10,899	$2,813,795
Business Services – 4.2%
Accenture PLC, “A”	21,825	$5,456,250
Cognizant Technology Solutions Corp., “A”	103,381	8,033,737
Verisk Analytics, Inc., “A”	5,527	1,243,962
		$14,733,949
Computer Software – 7.2%
ACI Worldwide, Inc. (a)	46,933	$2,199,280
Autodesk, Inc. (a)	10,935	3,317,023
Intuit, Inc.	8,582	5,441,675
Microsoft Corp.	17,548	8,633,791
Tyler Technologies, Inc. (a)	11,613	5,453,697
		$25,045,466
Construction – 1.3%
Allegion PLC	8,385	$1,392,162
AvalonBay Communities, Inc., REIT	7,538	1,371,464
Essex Property Trust, Inc., REIT	6,786	1,788,925
		$4,552,551
Consumer Products – 3.4%
Colgate-Palmolive Co.	37,595	$3,022,262
Kimberly-Clark Corp.	12,451	1,358,653
Procter & Gamble Co.	37,940	5,621,190
Reynolds Consumer Products, Inc.	70,222	1,754,146
		$11,756,251
Consumer Services – 0.3%
Grand Canyon Education, Inc. (a)	7,295	$1,150,713
Electrical Equipment – 6.6%
AMETEK, Inc.	11,682	$2,311,751
Amphenol Corp., “A”	51,836	7,303,692
Corning, Inc.	57,385	4,831,817
Eaton Corp. PLC	6,031	2,086,063
TE Connectivity PLC	28,223	6,382,631
		$22,915,954

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.5%
Analog Devices, Inc.	35,635	$9,455,391
KLA Corp.	2,383	2,801,145
		$12,256,536
Energy - Independent – 1.4%
EOG Resources, Inc.	23,004	$2,480,981
Expand Energy Corp.	20,814	2,537,851
		$5,018,832
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	11,499	$1,550,180
Entertainment – 0.5%
Live Nation Entertainment, Inc. (a)	14,012	$1,841,877
Food & Beverages – 4.7%
General Mills, Inc.	132,697	$6,283,203
Mondelez International, Inc.	60,468	3,481,143
Monster Worldwide, Inc. (a)	22,340	1,675,277
PepsiCo, Inc.	32,180	4,786,453
		$16,226,076
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	79,684	$1,460,608
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	9,141	$2,605,459
Health Maintenance Organizations – 0.9%
Cigna Group	11,313	$3,136,869
Insurance – 7.9%
American International Group, Inc.	17,132	$1,304,773
Ameriprise Financial, Inc.	3,432	1,564,100
Assurant, Inc.	11,051	2,521,396
AXIS Capital Holdings Ltd.	14,722	1,505,177
Chubb Ltd.	14,047	4,160,440
Equitable Holdings, Inc.	35,539	1,659,316
Everest Group Ltd.	14,062	4,419,546
Hanover Insurance Group, Inc.	10,973	2,036,040
Hartford Insurance Group, Inc.	24,190	3,314,756
MetLife, Inc.	22,518	1,723,978
Principal Financial Group, Inc.	22,358	1,896,406
Voya Financial, Inc.	21,775	1,530,783
		$27,636,711
Interactive Media Services – 3.3%
Alphabet, Inc., “A”	36,239	$11,603,003
Leisure & Toys – 0.4%
Take-Two Interactive Software, Inc. (a)	5,942	$1,462,148
Machinery & Tools – 1.8%
AGCO Corp.	13,098	$1,387,864
Deere & Co.	4,161	1,932,743
Pentair PLC	13,080	1,376,539
Wabtec Corp.	7,827	1,632,321
		$6,329,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.5%
JPMorgan Chase & Co.	5,711	$1,788,000
Medical & Health Technology & Services – 3.6%
McKesson Corp.	11,897	$10,482,685
Ventas, Inc., REIT	25,738	2,075,255
		$12,557,940
Medical Equipment – 4.5%
Abbott Laboratories	29,164	$3,759,240
Boston Scientific Corp. (a)	14,466	1,469,456
Hologic, Inc. (a)	29,155	2,185,750
Medtronic PLC	42,809	4,509,072
STERIS PLC	13,607	3,623,272
		$15,546,790
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	8,790	$1,550,292
Network & Telecom – 2.0%
Motorola Solutions, Inc.	18,913	$6,991,758
Other Banks & Diversified Financials – 3.3%
Mastercard, Inc., “A”	4,915	$2,705,855
Popular, Inc.	11,221	1,287,161
Visa, Inc., “A”	21,859	7,310,524
		$11,303,540
Pharmaceuticals – 7.7%
AbbVie, Inc.	9,055	$2,061,824
Johnson & Johnson	62,229	12,876,425
Merck & Co., Inc.	66,357	6,956,204
Pfizer, Inc.	116,914	3,009,366
Vertex Pharmaceuticals, Inc. (a)	4,406	1,910,486
		$26,814,305
Pollution Control – 3.4%
Republic Services, Inc.	26,104	$5,666,134
Waste Connections, Inc.	22,036	3,890,456
Waste Management, Inc.	10,117	2,204,191
		$11,760,781
Railroad & Shipping – 0.5%
CSX Corp.	47,342	$1,674,013
Real Estate – 2.4%
Essential Properties Realty Trust, REIT	45,609	$1,443,981
Federal Realty Investment Trust, REIT	18,329	1,809,622
New Residential Investment Corp., REIT	140,958	1,619,608
NNN REIT, Inc.	36,558	1,511,673
W.P. Carey, Inc., REIT	27,186	1,831,521
		$8,216,405
Real Estate - Storage – 0.4%
Public Storage, Inc., REIT	5,615	$1,541,542

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.6%
Aramark	36,428	$1,354,029
McDonald's Corp.	13,451	4,194,291
		$5,548,320
Specialty Chemicals – 0.9%
Ecolab, Inc.	6,273	$1,726,078
RPM International, Inc.	12,931	1,386,850
		$3,112,928
Specialty Stores – 4.3%
AutoZone, Inc. (a)	1,591	$6,291,339
Home Depot, Inc.	5,342	1,906,667
O'Reilly Automotive, Inc. (a)	34,295	3,487,801
Walmart Stores, Inc.	29,812	3,294,524
		$14,980,331
Telecom - Infrastructure – 0.5%
American Tower Corp., REIT	10,450	$1,894,271
Telecom Services – 0.6%
Comcast Corp., “A”	71,253	$1,901,743
Trucking – 0.6%
J.B. Hunt Transport Services, Inc.	12,212	$2,124,400
Utilities - Electric Power – 6.7%
Dominion Energy, Inc.	27,648	$1,735,465
DTE Energy Co.	18,479	2,532,177
Duke Energy Corp.	34,368	4,259,570
Entergy Corp.	16,389	1,598,255
Evergy, Inc.	64,128	4,979,539
Exelon Corp.	85,412	4,024,614
Xcel Energy, Inc.	50,065	4,110,837
		$23,240,457
Total Common Stocks		$346,829,250
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.01% (v)	1,123,189	$1,123,413

Other Assets, Less Liabilities – 0.1%		176,405
Net Assets – 100.0%		$348,129,068

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,123,413 and
$346,829,250, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$346,829,250	$—	$—	$346,829,250
Investment Companies	1,123,413	—	—	1,123,413
Total	$347,952,663	$—	$—	$347,952,663
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,666,651	$12,059,926	$12,603,123	$(153)	$112	$1,123,413

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,813	$—